INCOME TAXES (Schedule of Effective Income Tax Rate Reconciliation) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Federal statutory rate	(34.00%)	(34.00%)
Non-deductable expenses	4.40%	5.90%
Timing differences
Change in valuation allowance	28.80%	25.00%
Net operating losses	0.80%	3.10%
Effective tax rate